Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000073664
Shareholder Report [Line Items]
Fund Name	Global X MSCI Colombia ETF
Class Name	Global X MSCI Colombia ETF
Trading Symbol	COLO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X MSCI Colombia ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/colo/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/colo/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Colombia ETF	$35	0.62%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.62%
AssetsNet	$ 87,621,907
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 168,063
InvestmentCompanyPortfolioTurnover	19.78%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$87,621,907	30	$168,063	19.78%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	1.4%
Consumer Discretionary	2.2%
U.S. Treasury Obligation	2.3%
Communication Services	3.0%
Real Estate	3.4%
Industrials	4.3%
Materials	11.9%
Energy	13.3%
Utilities	23.0%
Financials	38.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Bancolombia	15.0%
Interconexion Electrica ESP	10.3%
Ecopetrol	8.8%
Bancolombia	8.2%
Grupo Energia Bogota ESP	5.0%
Cementos Argos	4.3%
Tecnoglass	4.3%
Grupo Argos	4.1%
Grupo Aval Acciones y Valores	3.8%
Banco Davivienda	3.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/colo/
C000081214
Shareholder Report [Line Items]
Fund Name	Global X MSCI China Consumer Discretionary ETF
Class Name	Global X MSCI China Consumer Discretionary ETF
Trading Symbol	CHIQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X MSCI China Consumer Discretionary ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/chiq. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/chiq
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI China Consumer Discretionary ETF	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 226,231,315
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 733,589
InvestmentCompanyPortfolioTurnover	13.22%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$226,231,315	68	$733,589	13.22%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Repurchase Agreements	0.2%
Consumer Discretionary	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
BYD, Cl H	9.2%
Alibaba Group Holding	8.8%
PDD Holdings ADR	7.8%
Meituan, Cl B	7.1%
JD.com, Cl A	6.3%
Pop Mart International Group	4.3%
Trip.com Group	4.2%
Yum China Holdings	3.1%
ANTA Sports Products	2.9%
Li Auto, Cl A	2.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/chiq
C000068030
Shareholder Report [Line Items]
Fund Name	Global X MSCI Norway ETF
Class Name	Global X MSCI Norway ETF
Trading Symbol	NORW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X MSCI Norway ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/norw/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/norw/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Norway ETF	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 50,722,347
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 117,778
InvestmentCompanyPortfolioTurnover	3.37%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$50,722,347	60	$117,778	3.37%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Repurchase Agreement	0.5%
Bermuda	0.1%
South Africa	0.5%
Singapore	0.6%
Sweden	0.6%
Denmark	0.6%
Faroe Islands	1.5%
United Kingdom	2.1%
Brazil	3.1%
Norway	89.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
DNB Bank	13.2%
Equinor	11.3%
Kongsberg Gruppen	8.3%
Telenor	5.1%
Mowi	5.0%
Orkla	4.6%
Norsk Hydro	4.4%
Aker BP	4.0%
Yara International	3.1%
Storebrand	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/norw/
C000096448
Shareholder Report [Line Items]
Fund Name	Global X FTSE Southeast Asia ETF
Class Name	Global X FTSE Southeast Asia ETF
Trading Symbol	ASEA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X FTSE Southeast Asia ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/asea. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/asea
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X FTSE Southeast Asia ETF	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 61,253,294
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 189,754
InvestmentCompanyPortfolioTurnover	4.41%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$61,253,294	41	$189,754	4.41%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Repurchase Agreement	0.0%
China	1.0%
Philippines	4.0%
Malaysia	15.6%
Indonesia	17.3%
Thailand	18.5%
Singapore	42.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
DBS Group Holdings	14.0%
Oversea-Chinese Banking	9.3%
United Overseas Bank	6.9%
Bank Central Asia	6.3%
Singapore Telecommunications	4.7%
Malayan Banking	3.8%
Bank Rakyat Indonesia Persero	3.5%
Public Bank	3.3%
Tenaga Nasional	3.1%
CIMB Group Holdings	2.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/asea
C000073663
Shareholder Report [Line Items]
Fund Name	Global X MSCI Argentina ETF
Class Name	Global X MSCI Argentina ETF
Trading Symbol	ARGT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X MSCI Argentina ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/argt/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/argt/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Argentina ETF	$32	0.59%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%
AssetsNet	$ 982,622,281
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,690,261
InvestmentCompanyPortfolioTurnover	10.86%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$982,622,281	33	$2,690,261	10.86%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Real Estate	1.2%
Industrials	1.8%
Communication Services	2.4%
Repurchase Agreements	2.5%
Materials	7.1%
Utilities	8.4%
Consumer Staples	13.9%
Energy	14.4%
Financials	19.1%
Consumer Discretionary	31.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
MercadoLibre	25.3%
Grupo Financiero Galicia ADR	7.7%
YPF ADR	6.5%
Banco Macro ADR	5.1%
Cencosud	4.9%
SSR Mining	4.3%
Embotelladora Andina	4.3%
Vista Energy ADR	4.0%
Pampa Energia ADR	4.0%
Transportadora de Gas del Sur ADR	3.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/argt/
C000104595
Shareholder Report [Line Items]
Fund Name	Global X MSCI Greece ETF
Class Name	Global X MSCI Greece ETF
Trading Symbol	GREK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X MSCI Greece ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/grek/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/grek/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Greece ETF	$32	0.56%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.56%
AssetsNet	$ 191,912,235
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 464,032
InvestmentCompanyPortfolioTurnover	11.07%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$191,912,235	31	$464,032	11.07%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	1.2%
Real Estate	1.4%
Materials	3.6%
U.S. Treasury Obligation	4.7%
Communication Services	4.9%
Energy	6.1%
Utilities	6.4%
Consumer Discretionary	11.5%
Industrials	14.1%
Financials	50.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
National Bank of Greece	15.6%
Eurobank Ergasias Services and Holdings	12.3%
Piraeus Financial Holdings	10.0%
Alpha Services and Holdings	9.0%
OPAP	5.1%
Metlen Energy & Metals	5.0%
Hellenic Telecommunications Organization	4.9%
JUMBO	4.5%
Public Power	4.3%
Titan Cement International	3.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/grek/
C000205374
Shareholder Report [Line Items]
Fund Name	Global X DAX Germany ETF
Class Name	Global X DAX Germany ETF
Trading Symbol	DAX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X DAX Germany ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/dax/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/dax/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X DAX Germany ETF	$11	0.20%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%
AssetsNet	$ 226,477,089
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 105,567
InvestmentCompanyPortfolioTurnover	5.05%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$226,477,089	41	$105,567	5.05%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
United States	0.5%
France	5.3%
Germany	93.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SAP	16.2%
Siemens	9.4%
Allianz	8.7%
Deutsche Telekom	7.0%
Airbus	5.3%
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	5.0%
Rheinmetall	4.1%
Deutsche Boerse	3.3%
Siemens Energy	2.8%
Deutsche Bank	2.8%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/dax/
C000231755
Shareholder Report [Line Items]
Fund Name	Global X MSCI Vietnam ETF
Class Name	Global X MSCI Vietnam ETF
Trading Symbol	VNAM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X MSCI Vietnam ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/vnam. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/vnam
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Vietnam ETF	$25	0.51%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
AssetsNet	$ 10,778,755
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 27,657
InvestmentCompanyPortfolioTurnover	10.99%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$10,778,755	63	$27,657	10.99%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Information Technology	0.8%
Consumer Discretionary	1.2%
Utilities	1.9%
Energy	2.1%
Industrials	8.8%
Materials	14.1%
Consumer Staples	15.5%
Financials	26.8%
Real Estate	28.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Hoa Phat Group JSC	10.1%
Vingroup JSC	9.8%
Vinhomes JSC	7.5%
Bank for Foreign Trade of Vietnam JSC	6.0%
Masan Group	5.5%
Vietnam Dairy Products JSC	5.3%
SSI Securities	3.7%
Vincom Retail JSC	2.8%
Vietnam Prosperity JSC Bank	2.5%
Duc Giang Chemicals JSC	2.1%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/vnam